COMMITMENTS - Capital commitments expenditures contracted (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Chengdu Future Talented Management and Consulting Co, Ltd
Disclosure of commitments [Line Items]
Contractual capital commitments	¥ 30,000	¥ 30,000
Antelope Holdings (Chengdu) Co., Ltd
Disclosure of commitments [Line Items]
Lease liabilities	¥ 65,250	¥ 65,250